Common Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Authorized Shares of Common Stock Reserved for Future Issuance [Table Text Block]
	September 30, 2020	December 31, 2019
Conversion of Deerfield Convertible Note	1,275,971	1,213,606
Conversion of 2021 Notes	—	175,336
Conversion of January 2020 Note	544,599	—
Conversion of December 2019 Notes not subject to the Deerfield Optional Conversion Feature	9,844,933	3,186,770
Outstanding awards under equity incentive plans	5,670,659	5,192,222
Outstanding common stock warrants	2,423,077	2,423,077
In exchange for the Deerfield Optional Conversion Feature*	—	26,439,015
Possible future issuances under the equity line of credit	—	9,553,046
Possible future issuances under equity incentive plans	803,698	84,616
Total common shares reserved for future issuance	20,562,937	48,267,688

* Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature

	December 31,
	2019	2018
Conversion of Deerfield Convertible Note	1,213,606	1,167,607
Conversion of 2021 Notes	175,336	4,481,182
Conversion of 2019 Notes not subject to the Deerfield Optional Conversion Feature	3,186,770	-
Outstanding awards under equity incentive plans	5,192,222	3,704,755
Outstanding common stock warrants	2,423,077	2,527,763
Conversion of Series A Preferred Stock	-	1,112,334
In exchange for the Deerfield Optional Conversion Feature*	26,439,015	-
Possible future issuances under the Prior Purchase Agreement	9,553,046	-
Possible future issuances under equity incentive plans	84,616	648,272
Total common shares reserved for future issuance	48,267,688	13,641,913

Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Shares of Common Stock
Balance as of December 31, 2019	36,350,785
Common stock issued under equity line of credit	4,308,637
Restricted stock vested during the period	60,922
Common stock issued as compensation to third-parties	39,767
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	16,000,000
Balance as of March 31, 2020	56,760,111
Common stock issued under equity line of credit	4,959,545
Restricted stock vested during the period	64,277
Common stock issued as compensation to third-parties	189,980
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	5,250,000
Balance as of June 30, 2020	67,223,913
Restricted stock vested during the period	22,180
Common stock issued as compensation to third-parties	74,726
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	5,189,015
Common stock issued as a result of stock option exercise	4,470
Balance as of September 30, 2020	72,514,304

Shares of
Common Stock
Balance as of January 1, 2018	14,657,430
Common stock sold under First ATM Agreement	762,338
Common stock issued as a result of Deerfield Convertible Note principal and interest conversion	598,568
Common stock options exercised	23,682
Common stock sold under underwritten public offering	8,333,334
Common stock issued as a result of Series A Preferred Stock conversion	2,080,000
Balance as of December 31, 2018	26,455,352
Common stock issued under the Prior Purchase Agreement	3,521,471
Restricted stock vested during the period	101,739
Common stock issued as a result of 2021 Notes principal conversion	1,499,894
Common stock issued as a result of Series B-1 Preferred Stock conversion	1,659,996
Common stock issued as a result of Series A Preferred Stock conversion	1,112,333
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	2,000,000
Balance as of December 31, 2019	36,350,785